Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Aggregate unrestricted cash balance	$ 27,739,256	$ 3,021,795	$ 4,600,530
Accounts receivable			19,847
Prepaid expenses and other current assets	466,050	270,091	444,272
Total current assets	28,205,306	3,291,886	5,064,649
Non-current
Property and equipment, net	1,215,626	770,548	1,456,590
Intangible assets, net	648,171	616,972	666,108
Right-of-use assets	1,495,115	622,450	673,052
Other assets	93,013	29,748	28,920
Total assets	31,657,231	5,331,604	7,889,319
Current liabilities
Accounts payable and accrued expenses	6,883,598	748,867	1,661,583
Operating lease liabilities, current	258,010	114,507	130,017
Finance lease liabilities, current	45,826	140,796	22,281
Related party advance (Note 11)		100,000
Total current liabilities	7,187,434	1,104,170	1,813,881
Operating lease liabilities, noncurrent	1,412,190	598,493	782,249
Finance lease liabilities, noncurrent	66,312	49,044	85,081
Deferred tax liabilities, net	665,953	665,953
Total liabilities	38,016,326	18,822,156	12,765,007
Commitments and Contingencies (Note 16)
Stockholders' Deficit
Preferred shares, $0.001 par value; 4,000,000 authorized shares; 137,672 shares issued and outstanding as of December 31, 2024 and 2023	201	138	138
Common shares, $0.001 par value; 6,000,000 authorized shares; 738,331 and 675,281 shares issued and outstanding as of December 31, 2024 and 2023, respectively	738	738	675
Additional paid-in-capital	111,927,736	82,779,088	79,769,519
Accumulated deficit	(118,388,467)	(96,608,242)	(85,122,832)
Accumulated other comprehensive income (loss)	100,160	337,189	(58,336)
Non-controlling interest			534,611
Total stockholders' deficit	(6,359,095)	(13,490,552)	(4,875,688)
Total liabilities and stockholders' deficit	31,657,231	5,331,604	7,889,319
Nonrelated party
Current liabilities
Convertible notes, net of debt discount	22,218,122	13,708,832	7,918,528
Accrued interest on convertible notes	1,907,135	266,554	113,983
Related party
Current liabilities
Convertible notes, net of debt discount	4,176,017	2,371,994	2,032,017
Accrued interest on convertible notes	$ 383,163	$ 57,116	$ 19,268